Share-based payments - Expense recognized for the program (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	€ 2,273	€ 4,138
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	1,824	3,645
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	253
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	103	183
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	€ 92	€ 310